COMMITMENTS AND GUARANTEES (Financial Guarantees) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Morenci [Member]
Financial guarantees [line items]
Percentage of undivided interest in the Morenci complex	85.00%
Maximum potential payment the company is obligated to make to Sumitomo upon exercise of the put option	$ 347
Sumitomo's Share in Joint Venture [Member]
Financial guarantees [line items]
Percentage of undivided interest owned by third party	15.00%